Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

October 9, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following nine new series, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, and Defiance Daily Target 2X Long PL ETF, is Post-Effective Amendment No. 442 and Amendment No. 445 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews

SVP of Legal Services

Tidal Investments LLC